Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Voyage and vessel expenses	$ 144,250	$ 209,058
Interest	66,125	63,310
Payroll and benefits and other	100,452	83,528
Deferred revenue	52,391	38,690
Accrued Liabilities	$ 363,218	$ 394,586